Other Current Liabilities (Details) - Schedule of other current liabilities - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Other Current Liabilities Abstract
Employees and related expenses	$ 451,668	$ 191,004
Provision for warranty	18,445	20,758
Accrued expenses		533,673
Current maturities of operating leases	136,447
Government Authorities		45,603
Total	$ 606,560	$ 791,038